Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 0.8%
	FINANCIAL SERVICES — 0.8%
$1,000,000	Barings Middle Market CLO 2023-II Ltd. 9.432% (SOFR+415 basis points), 1/20/2032[1,2,3]	$1,001,139
500,000	POST CLO 2024-1 Ltd. 0.000% 4/20/2037[1,2,4,5]	435,000
1,000,000	Post CLO VI Ltd. 0.000% 1/20/2038[1,2,4,5]	897,500
250,000	Sandstone Peak II Ltd. 0.000% 7/20/2036[1,2,4,5]	259,100
500,000	Sandstone Peak III Ltd. 0.000% 4/25/2037[1,2,4,5]	485,450
		3,078,189
	TOTAL ASSET-BACKED SECURITIES
	(Cost $3,097,937)	3,078,189

	CORPORATE LOANS — 90.5%
	AUTOMOBILE COMPONENTS — 0.1%
243,655	American Axle & Manufacturing, Inc. First Lien Term Loan, 8.097% (SOFR+300 basis points), 12/13/2029[2,3]	246,396

	BANKS — 0.3%
1,000,000	Dragon Buyer, Inc. First Lien Term Loan, 7.579% (SOFR+325 basis points), 9/30/2031[2,3]	1,003,330

	BUILDING PRODUCTS — 0.1%
397,000	MIWD Holding Company LLC First Lien Term Loan, 8.345% (SOFR+350 basis points), 3/28/2031[2,3]	401,550

	CAPITAL MARKETS — 1.1%
	ECP GOM III, LLC
735,294	First Lien Delay Draw, 4.000%, 4/13/2029[6,7]	(3,617)
4,051,471	First Lien Term Loan, 10.843% (SOFR+625 basis points), 4/13/2029[3,6]	4,031,539
		4,027,922
	CHEMICALS — 1.2%
742,472	Chemours Co. First Lien Term Loan, 7.875% (SOFR+350 basis points), 8/18/2028[2,3]	747,806
1,985,000	Formulations Parent Corporation First Lien Term Loan, 10.274% (SOFR+575 basis points), 11/15/2030[3,6]	1,968,333
745,003	INEOS U.S. Finance LLC First Lien Term Loan, 7.606% (SOFR+325 basis points), 2/19/2030[2,3]	749,261
494,290	LSF11 A5 HoldCo LLC First Lien Term Loan, 8.058% (SOFR+350 basis points), 10/16/2028[2,3]	497,953
494,911	W.R. Grace Holdings LLC First Lien Term Loan, 7.555% (SOFR+325 basis points), 9/22/2028[2,3]	499,736
		4,463,089

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		COMMERCIAL SERVICES & SUPPLIES — 6.9%
		Associations, Inc.
	$230,572	First Lien Revolver, 11.283% (SOFR+650 basis points), 7/2/2028[3,6,8]	$115,286
	3,703,687	First Lien Term Loan, 11.316% (SOFR+650 basis points), 7/2/2028[3,6]	3,771,420
	287,754	First Lien Delay Draw, 11.316% (SOFR+650 basis points), 7/2/2028[3,6,8]	53,283
	824,107	First Lien Term Loan, 14.250%, PIK Rate 14.25%, 5/3/2030[6,11]	857,071
		DMT Solutions Global Corporation
	203,235	First Lien Term Loan, 12.427% (SOFR+800 basis points), 8/30/2027[3,6]	199,758
	235,294	First Lien Term Loan, 12.457% (SOFR+800 basis points), 8/30/2027[3,6]	231,268
	235,294	First Lien Term Loan, 12.614% (SOFR+800 basis points), 8/30/2027[3,6]	231,268
	235,294	First Lien Term Loan, 12.689% (SOFR+800 basis points), 8/30/2027[3,6]	231,268
		Landscape Workshop, LLC
	740,663	First Lien Term Loan, 9.979% (SOFR+550 basis points), 3/31/2027[3,6,9]	735,762
	129,704	First Lien Delay Draw, 10.004% (SOFR+550 basis points), 3/31/2027[3,6,8,9]	4,299
	20,444	First Lien Delay Draw, 10.149% (SOFR+550 basis points), 3/31/2027[3,6]	20,309
	9,977	First Lien Delay Draw, 10.204% (SOFR+550 basis points), 3/31/2027[3,6,9]	9,911
	55,270	First Lien Delay Draw, 10.243% (SOFR+550 basis points), 3/31/2027[3,6,9]	54,905
	736,611	Lynx Franchising, LLC First Lien Term Loan, 10.745% (SOFR+625 basis points), 12/23/2026[3,6,9]	736,611
		Nordic Climate Group
SEK	5,610,685	First Lien Delay Draw, 8.291% (STIBOR+575 basis points), 5/29/2031[3,6,8,10]	274,381
SEK	14,229,711	First Lien Term Loan, 8.453% (STIBOR+575 basis points), 5/29/2031[3,6,10]	1,288,052
SEK	2,762,818	First Lien Delay Draw, 8.988% (EURIBOR+575 basis points), 5/29/2031[3,6,10]	248,184
EUR	1,861,225	First Lien Term Loan, 9.218% (EURIBOR+575 basis points), 5/29/2031[3,6,10]	1,916,111
SEK	1,924,314	First Lien Delay Draw, 9.218% (EURIBOR+575 basis points), 5/29/2031[3,6,10]	172,861
	3,970,000	Security Services Acquisition Corp. First Lien Term Loan, 10.195% (SOFR+575 basis points), 9/30/2027[3,6]	3,946,610
		SEI Holdings I Corporation
	77,093	First Lien Delay Draw, 9.357% (SOFR+500 basis points), 3/27/2028[3,6,9]	76,580
	861,572	First Lien Term Loan, 9.357% (SOFR+500 basis points), 3/27/2028[3,6,9]	855,842
	36,117	First Lien Delay Draw, 9.483% (SOFR+500 basis points), 3/27/2028[3,6,9]	35,877
	10,767	First Lien Delay Draw, 9.524% (SOFR+500 basis points), 3/27/2028[3,6,9]	10,696
	3,000,000	Southern Graphics Inc. First Lien Revolver, 10.382% (SOFR+600 basis points), 12/18/2026[3,6,8,9]	2,676,740
	1,000,000	Veritiv Operating Co. First Lien Term Loan, 9.132% (SOFR+450 basis points), 11/29/2030[2,3]	1,004,375
	2,976,954	VRC Companies LLC First Lien Term Loan, 10.347% (SOFR+550 basis points), 6/29/2027[3,6]	2,976,954
	2,884,500	World Water Works, Inc. First Lien Term Loan, 13.104% (SOFR+850 basis points), 7/3/2029[3,6]	2,841,502
			25,577,184

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		CONSTRUCTION MATERIALS — 0.0%
	$247,429	ACProducts Holdings, Inc. First Lien Term Loan, 8.898% (SOFR+425 basis points), 5/17/2028[2,3]	$201,036

		CONSTRUCTION & ENGINEERING — 5.1%
		LJ Avalon Holdings LLC
	110,837	First Lien Revolver, 0.500%, 2/1/2029[6,7]	(633)
	42,661	First Lien Delay Draw, 9.514% (SOFR+500 basis points), 2/1/2030[3,6]	42,418
	313,384	First Lien Term Loan, 9.532% (SOFR+500 basis points), 2/1/2030[3,6]	311,594
	113,381	First Lien Delay Draw, 9.571% (SOFR+500 basis points), 2/1/2030[3,6,8]	26,507
	5,971,036	Novel Mezzanine Borrower, LLC Mezzanine Delay Draw, 27.500% (SOFR+1,375 basis points), 7/11/2030[3,6,8]	5,651,770
		NRO Holdings III Corp.
	600,000	First Lien Revolver, 9.589% (SOFR+525 basis points), 7/15/2030[3,6,8]	42,798
	1,285,714	First Lien Delay Draw, 0.500%, 7/15/2031[6,7]	(5,637)
	4,104,000	First Lien Term Loan, 9.906% (SOFR+525 basis points), 7/15/2031[3,6]	4,044,968
		OSR Intermediate LLC
	426,667	First Lien Revolver, 0.500%, 3/15/2029[6,7]	(2,628)
	533,333	First Lien Delay Draw, 1.000%, 3/15/2029[6,7]	2,048
	2,646,667	First Lien Term Loan, 10.106% (SOFR+575 basis points), 3/15/2029[3,6]	2,630,362
	80,000	First Lien Revolver, 10.392% (SOFR+600 basis points), 3/15/2029[3,6]	79,507
	26,667	First Lien Revolver, 10.466% (SOFR+600 basis points), 3/15/2029[3,6]	26,502
	106,667	First Lien Revolver, 10.521% (SOFR+600 basis points), 3/15/2029[3,6]	106,010
	160,000	First Lien Revolver, 10.532% (SOFR+600 basis points), 3/15/2029[3,6]	159,014
		Southland Holdings LLC
	222,222	First Lien Delay Draw, 7.500%, 9/29/2028[6,7,9]	(1,630)
	1,555,556	First Lien Term Loan, 11.900% (SOFR+725 basis points), 9/29/2028[3,6,9]	1,544,146
		USIC Holdings, Inc.
	536,454	First Lien Revolver, 9.835% (SOFR+525 basis points), 9/5/2031[3,6,8]	119,308
	248,548	First Lien Delay Draw, 10.085% (SOFR+550 basis points), 9/5/2031[3,6,8]	17,116
	4,214,998	First Lien Term Loan, 10.085% (SOFR+550 basis points), 9/5/2031[3,6]	4,187,422
			18,980,962
		CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.4%
	994,237	PetSmart, LLC. First Lien Term Loan, 8.296% (SOFR+375 basis points), 2/14/2028[2,3]	992,164
	646,750	Unitied Natural Foods, Inc. First Lien Term Loan, 9.087% (SOFR+475 basis points), 5/1/2031[2,3]	658,553
			1,650,717
		CONTAINERS & PACKAGING — 2.5%
		Knpak Intermediate III Limited
EUR	674,797	First Lien Delay Draw, 0.500%, 3/26/2031[6,7,10]	(26,516)
	368,500	First Lien Delay Draw, 1.500%, 3/26/2031[6,7]	572
EUR	8,250	First Lien Revolver, 6.250% (EURIBOR+550 basis points), 3/26/2031[3,6,10]	8,493

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		CONTAINERS & PACKAGING (Continued)
EUR	11,000	First Lien Revolver, 8.295% (EURIBOR+550 basis points), 3/26/2031[3,6,10]	$11,323
EUR	106,645	First Lien Revolver, 8.346% (EURIBOR+550 basis points), 3/26/2031[3,6,8,10]	18,637
EUR	1,739,315	First Lien Term Loan, 8.363% (EURIBOR+550 basis points), 3/26/2031[3,6,10]	1,790,456
	$11,000	First Lien Revolver, 9.856% (SOFR+550 basis points), 3/26/2031[3,6]	10,935
	264,000	First Lien Revolver, 9.857% (SOFR+550 basis points), 3/26/2031[3,6,8]	102,930
	949,823	First Lien Term Loan, 9.857% (SOFR+550 basis points), 3/26/2031[3,6]	944,173
	736,776	Tank Holding Corp. First Lien Term Loan, 10.245% (SOFR+575 basis points), 3/31/2028[3,6,9]	730,356
	5,985,000	Transcendia Holdings, Inc. First Lien Term Loan, 10.857% (SOFR+650 basis points), 11/23/2029[3,6]	5,908,105
			9,499,464
		DISTRIBUTORS — 0.1%
	246,267	Windsor Holdings III LLC First Lien Term Loan, 8.461% (SOFR+350 basis points), 8/1/2030[2,3]	249,653

		DIVERSIFIED CONSUMER SERVICES — 0.4%
	1,477,099	Cambium Learning Group, Inc. First Lien Term Loan, 10.232% (SOFR+550 basis points), 7/20/2028[3,6]	1,477,099

		DIVERSIFIED REITS — 0.7%
	3,000,000	Ready Term Holdings, LLC First Lien Delay Draw, 10.804% (SOFR+550 basis points), 4/12/2029[3,6,8]	2,439,283

		DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
		Altissimum
EUR	600,000	First Lien Delay Draw, 1.250%, 10/31/2030[6,7,10]	(26,718)
EUR	3,400,000	First Lien Term Loan, 8.214% (EURIBOR+550 basis points), 10/31/2030[3,6,10]	3,491,327
	1,000,000	Consolidated Communications, Inc. First Lien Term Loan, 7.947% (SOFR+350 basis points), 10/4/2027[2,3]	991,605
	997,500	Frontier Communications Parent, Inc. First Lien Term Loan, 7.745% (SOFR+350 basis points), 7/1/2031[2,3]	1,011,216
		Honeycomb Private Holdings II, LLC
	1,642,759	First Lien Term Loan, 9.983% (SOFR+550 basis points), 12/27/2029[3,6]	1,626,331
	344,672	First Lien Delay Draw, 9.983% (SOFR+550 basis points), 12/27/2029[3,6]	341,226
	500,000	Windstream Services LLC First Lien Term Loan, 9.082% (SOFR+475 basis points), 10/6/2031[2,3]	507,500
			7,942,487
		ELECTRICAL EQUIPMENT — 0.7%
		Clarience Technologies LLC
	266,667	Unitranche Revolver, 0.500%, 2/13/2030[6,7]	—
	266,667	Unitranche Delay Draw, 1.000%, 2/13/2031[6,7]	4,310

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE LOANS (Continued)
	ELECTRICAL EQUIPMENT (Continued)
$2,448,166	Unitranche Term Loan, 10.266% (SOFR+575 basis points), 2/13/2031[3,6]	$2,487,732
		2,492,042
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
6,903,976	Opus Inspection, Inc. First Lien Term Loan, 9.829% (SOFR+850 basis points), PIK Rate 3.00%, 11/26/2029[3,6,11]	6,912,955

	ENERGY EQUIPMENT & SERVICES — 0.1%
247,500	New Fortress Energy, Inc. First Lien Term Loan, 9.514% (SOFR+500 basis points), 10/30/2028[2,3]	237,523

	FINANCIAL SERVICES — 1.6%
1,000,000	Clear SPV V US L.P. First Lien Delay Draw, 15.531% (SOFR+1,100 basis points), 4/5/2027[3,6]	980,962
2,142,857	Cor Leonis Limited First Lien Revolver, 11.579% (SOFR+725 basis points), 5/15/2028[3,6]	2,134,934
	Galway Borrower, LLC
44,200	First Lien Delay Draw, 8.825% (SOFR+450 basis points), 9/29/2028[3,6]	44,251
542,648	First Lien Delay Draw, 8.829% (SOFR+450 basis points), 9/29/2028[3,6]	543,277
355,798	First Lien Term Loan, 8.829% (SOFR+450 basis points), 9/29/2028[3,6]	356,211
	More Cowbell II LLC
26,132	First Lien Revolver, 9.260% (SOFR+500 basis points), 9/3/2029[3,6]	25,908
8,711	First Lien Revolver, 9.276% (SOFR+500 basis points), 9/3/2029[3,6]	8,636
106,707	First Lien Revolver, 9.434% (SOFR+500 basis points), 9/3/2029[3,6,8]	20,861
108,885	First Lien Delay Draw, 1.000%, 9/2/2030[6,7]	(118)
992,068	First Lien Term Loan, 8.888% (SOFR+600 basis points), 9/2/2030[3,6]	983,549
743,764	Osaic Wealth, Inc. First Lien Term Loan, 8.088% (SOFR+350 basis points), 8/16/2028[2,3]	747,695
		5,846,165
	FOOD PRODUCTS — 3.7%
705,907	Clydesdale Acquisition Holdings, Inc. First Lien Term Loan, 9.199% (SOFR+375 basis points), 4/13/2029[2,3]	708,113
298,502	Fiesta Purchaser, Inc. First Lien Term Loan, 8.447% (SOFR+400 basis points), 2/12/2031[2,3]	299,108
5,485,714	Ozark Holdings LLC First Lien Term Loan, 10.340% (SOFR+575 basis points), 8/5/2030[3,6]	5,413,250
6,962,463	Rushmore Investment III LLC First Lien Term Loan, 9.337% (SOFR+500 basis points), 10/18/2030[3,6]	6,912,771
493,024	TKC Holdings, Inc. First Lien Term Loan, 9.366% (SOFR+500 basis points), 5/15/2028[2,3]	499,498
		13,832,740

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE LOANS (Continued)
	GROUND TRANSPORTATION — 0.2%
	ITI Intermodal Services, LLC
$32,287	First Lien Delay Draw, 10.595% (SOFR+625 basis points), 12/21/2027[3,6,9]	$31,709
243,512	First Lien Delay Draw, 10.845% (SOFR+650 basis points), 12/21/2027[3,6,9]	240,667
461,076	First Lien Term Loan, 10.846% (SOFR+650 basis points), 12/21/2027[3,6,9]	455,689
		728,065
	HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
494,444	Medical Device, Inc. First Lien Term Loan, 10.679% (SOFR+625 basis points), 7/11/2029[3,6,8]	443,278
	Norvax, LLC
549,020	First Lien Revolver, 1.000%, 11/5/2029[6,7]	(19,216)
7,450,980	First Lien Term Loan, 11.900% (SOFR+750 basis points), 11/5/2029[3,6]	7,190,196
5,000,000	Par Excellence Holdings, Inc. First Lien Term Loan, 10.015% (SOFR+500 basis points), 9/3/2030[3,6,8]	4,029,551
218,350	Peloton Interactive, Inc. First Lien Term Loan, 10.357% (SOFR+600 basis points), 5/30/2029[2,3]	223,899
1,588,453	TecoStar Holdings, Inc. First Lien Term Loan, 8.676% (SOFR+400 basis points), PIK Rate 4.50%, 7/6/2029[3,6,11]	1,613,062
		13,480,770
	HEALTH CARE PROVIDERS & SERVICES — 1.1%
1,111,295	JDC Healthcare Management, LLC First Lien Term Loan, 18.259% (SOFR+800 basis points), PIK Rate 18.84%, 9/29/2028[3,6,9,11]	1,085,321
2,288,994	Space Intermediate III, Inc. Unitranche Term Loan, 7.772% (SOFR+325 basis points), PIK Rate 3.00%, 11/8/2029[3,6,11]	2,325,102
746,869	Star Parent, Inc. First Lien Term Loan, 8.075% (SOFR+375 basis points), 9/30/2030[2,3]	730,904
		4,141,327
	HEALTH CARE TECHNOLOGY — 3.8%
	Badge 21 Midco Holdings LLC
833,333	First Lien Revolver, 0.500%, 7/9/2030[6,7]	(8,970)
2,083,333	First Lien Delay Draw, 1.000%, 7/9/2031[6,7]	(6,799)
4,571,875	First Lien Term Loan, 9.579% (SOFR+525 basis points), 7/9/2031[3,6]	4,522,666
5,043,127	Honor Technology, Inc. First Lien Term Loan, 12.090% (SOFR+750 basis points), PIK Rate 2.50%, 5/30/2029[3,6,11]	4,991,905
1,975,000	PracticeTek Purchaser LLC First Lien Term Loan, 10.107% (SOFR+575 basis points), 8/30/2029[3,6]	1,994,750
2,481,250	Ruby Buyer, LLC First Lien Term Loan, 10.837% (SOFR+650 basis points), 12/21/2029[3,6]	2,487,421
		13,980,973

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE LOANS (Continued)
	HOTEL & RESORT REITS — 1.1%
$5,000,000	Scottsdale Plaza Resort & Villas First Lien Delay Draw, 13.442% (SOFR+896 basis points), 4/9/2027[3,6,8,9]	$3,995,079

	HOTELS, RESTAURANTS & LEISURE — 0.5%
203,517	Caesars Entertainment, Inc. First Lien Term Loan, 6.822% (SOFR+225 basis points), 2/6/2030[2,3]	203,941
964,272	Carnival Corporation & plc First Lien Term Loan, 7.089% (SOFR+275 basis points), 8/9/2027[2,3]	972,560
741,724	Fertitta Entertainment, Inc. First Lien Term Loan, 8.125% (SOFR+375 basis points), 1/29/2029[2,3]	745,395
		1,921,896
	INSURANCE — 6.1%
4,904,661	Accuserve Solutions, Inc. Unitranche Term Loan, 10.035% (SOFR+525 basis points), 3/15/2030[3,6]	4,846,440
997,500	Acrisure, LLC First Lien Term Loan, 7.620% (SOFR+325 basis points), 11/6/2030[2,3]	1,000,852
497,500	Alliant Holdings Intermediate LLC First Lien Term Loan, 7.366% (SOFR+300 basis points), 9/19/2031[2,3]	499,395
498,750	Amynta Agency, Inc. First Lien Term Loan, 8.089% (SOFR+375 basis points), 2/28/2028[2,3]	499,284
745,245	Assured Partners, Inc. First Lien Term Loan, 7.897% (SOFR+350 basis points), 2/14/2031[2,3]	747,690
994,608	BroadStreet Partners, Inc. First Lien Term Loan, 7.397% (SOFR+300 basis points), 6/16/2031[2,3]	998,965
994,254	HUB International Ltd. First Lien Term Loan, 7.367% (SOFR+275 basis points), 6/20/2030[2,3]	1,001,532
8,000,000	Shelf Bidco Ltd. First Lien Term Loan, 9.648% (SOFR+500 basis points), 8/21/2031[3,6,9]	7,975,660
5,051,389	Tennessee Bidco Limited First Lien Term Loan, 10.513% (SOFR+525 basis points), 6/10/2031[3,6]	5,021,586
		22,591,404
	INTERACTIVE MEDIA & SERVICES — 0.2%
	Revelstoke Bidco Limited
374,052	First Lien Delay Draw, 2.187%, 11/29/2030[6,7,9]	4,522
625,948	First Lien Term Loan, 11.585% (SOFR+600 basis points), 11/29/2030[3,6,9]	624,126
		628,648
	IT SERVICES — 2.5%
746,801	Cincinnati Bell, Inc. First Lien Term Loan, 7.686% (SOFR+325 basis points), 11/24/2028[2,3]	752,133
1,000,000	Level 3 Financing, Inc. First Lien Term Loan, 11.016% (SOFR+656 basis points), 4/16/2029[2,3]	1,021,375

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		IT SERVICES (Continued)
	$1,000,000	Lumen Technologies, Inc. First Lien Term Loan, 6.821% (SOFR+235 basis points), 4/16/2029[2,3]	$942,325
		Salute Mission Critical LLC
	135,364	First Lien Revolver, 0.500%, 11/30/2029[6,7]	(1,664)
	851,686	First Lien Term Loan, 9.357% (SOFR+500 basis points), 11/30/2029[3,6]	841,215
	2,970,000	Smartronix, LLC First Lien Term Loan, 10.345% (SOFR+600 basis points), 11/23/2028[3,6]	2,962,033
		Titan Group NL B.V.
EUR	714,286	First Lien Delay Draw, 8.638% (EURIBOR+575 basis points), 11/22/2031[3,6,8,10]	69,994
EUR	1,785,714	First Lien Term Loan, 8.638% (EURIBOR+575 basis points), 11/22/2031[3,6,10]	1,803,472
EUR	1,020,503	Xebia Group Holding B.V. First Lien Term Loan, 11.183% (EURIBOR+850 basis points), 7/30/2027[3,6,10]	1,024,121
			9,415,004
		LIFE SCIENCES TOOLS & SERVICES — 0.3%
	987,279	Life Science Intermediate Holdings, LLC First Lien Delay Draw, 9.957% (SOFR+550 basis points), 6/10/2027[3,6]	971,304

		MACHINERY — 1.9%
	7,000,000	Spectrum Safety Solutions Purchaser, LLC First Lien Term Loan, 9.593% (SOFR+500 basis points), 7/1/2031[3,6,9]	6,920,055

		MEDIA — 1.5%
	750,000	Clear Channel Outdoor Americas, Inc. First Lien Term Loan, 8.490% (SOFR+400 basis points), 8/23/2028[2,3]	755,936
	5,250,000	Diamond Sports Group, LLC First Lien Revolver, 9.100% (SOFR+480 basis points), 1/2/2028[3,6,8]	4,152,750
	505,365	DIRECT TV Inc. First Lien Term Loan, 9.452% (SOFR+500 basis points), 8/2/2027[2,3]	507,939
	248,125	Gray Television, Inc. First Lien Term Loan, 9.582% (SOFR+525 basis points), 6/4/2029[2,3]	235,444
			5,652,069
		OIL, GAS & CONSUMABLE FUELS — 1.5%
	990,574	Par Pacific Holdings, Inc. First Lien Term Loan, 8.055% (SOFR+375 basis points), 2/28/2030[2,3]	989,336
		Salamanca Infrastructure LLC
	134,228	First Lien Delay Draw, 9.575% (SOFR+525 basis points), 12/31/2030[3,6]	133,199
	4,920,604	First Lien Delay Draw, 9.579% (SOFR+525 basis points), 12/31/2030[3,6,8]	4,469,705
			5,592,240
		PASSENGER AIRLINES — 0.2%
	396,000	Air Canada First Lien Term Loan, 6.753% (SOFR+200 basis points), 3/21/2031[2,3]	398,352
	417,500	United Airlines Holdings, Inc. First Lien Term Loan, 7.385% (SOFR+200 basis points), 2/24/2031[2,3]	419,402
			817,754

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		PHARMACEUTICALS — 0.7%
	$1,021,748	Amneal Pharmaceuticals, LLC First Lien Term Loan, 10.012% (SOFR+550 basis points), 5/4/2028[2,3]	$1,052,830
		Freya US Finco LLC
	248,723	First Lien Delay Draw, 1.250%, 10/31/2030[6,7,9]	2,945
	1,036,345	First Lien Term Loan, 11.389% (SOFR+625 basis points), 10/31/2030[3,6,9]	1,035,662
	394,323	Jazz Pharmaceuticals plc First Lien Term Loan, 7.329% (SOFR+225 basis points), 5/5/2028[2,3]	395,802
			2,487,239
		PROFESSIONAL SERVICES — 10.0%
		Accordion Partners LLC
	913,044	First Lien Delay Draw, 0.500%, 11/17/2031[6,7]	(3,179)
	608,696	First Lien Revolver, 0.500%, 11/17/2031[6,7]	(5,163)
	5,478,261	First Lien Term Loan, 9.579% (SOFR+525 basis points), 11/17/2031[3,6]	5,431,795
		Corsair Blade IV (Luxembourg) S.A.R.L.
EUR	320,320	Unitranche Term Loan, 6.488% (EURIBOR+325 basis points), 12/23/2030[3,6,10]	328,413
GBP	2,210,913	Unitranche Delay Draw, 8.200% (SONIA+325 basis points), 12/23/2030[3,6,10]	2,741,512
GBP	179,249	Unitranche Revolver, 8.465% (SONIA+575 basis points), PIK Rate 2.50%, 12/23/2030[3,6,10,11]	222,267
GBP	965,540	Unitranche Revolver, 8.763% (SONIA+575 basis points), PIK Rate 2.50%, 12/23/2030[3,6,10,11]	1,197,261
GBP	379,395	Unitranche Revolver, 8.888% (EURIBOR+575 basis points), PIK Rate 2.50%, 12/23/2030[3,6,10,11]	470,447
		Ers Holdings LLC
	2,000,000	First Lien Delay Draw, 0.750%, 5/3/2027[6,7,9]	—
	3,960,000	First Lien Term Loan, 10.107% (SOFR+575 basis points), 5/3/2027[3,6,9]	3,960,000
		Gerson Lehrman Group, Inc.
	144,541	First Lien Revolver, 0.500%, 12/13/2027[6,7]	723
	2,855,459	First Lien Term Loan, 9.729% (SOFR+525 basis points), 12/13/2027[3,6]	2,862,536
		Riptide Parent LLC
	408,163	First Lien Revolver, 0.500%, 8/2/2030[6,7]	(4,545)
	4,580,357	First Lien Term Loan, 10.024% (SOFR+550 basis points), 8/2/2030[3,6]	4,529,358
	734,018	Royal Holdco Corporation First Lien Term Loan, 10.435% (SOFR+575 basis points), 12/30/2026[3,6,9]	732,212
	744,375	UKG, Inc. First Lien Term Loan, 8.021% (SOFR+350 basis points), 2/10/2031[2,3]	750,557
	12,000,000	Vensure Employer Services Inc. First Lien Term Loan, 9.329% (SOFR+500 basis points), 9/26/2031[3,6,9]	11,904,784
		Zorro Midco 2 Limited
GBP	363,636	First Lien Delay Draw, 1.000%, 6/13/2031[6,7,9]	(15,112)
GBP	1,636,364	First Lien Term Loan, 9.700% (SONIA+500 basis points), 6/13/2031[3,6,9]	2,014,258
			37,118,124

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.0%
	$600,000	400 NE 2nd Street Owner LLC First Mortgage Delay Draw, 11.622% (SOFR+695 basis points), 3/3/2025[3,6,9]	$600,000
	3,585,200	Cabgram Mezz LLC Mezzanine Term Loan, 9.702% (SOFR+515 basis points), 10/19/2026[3,6]	3,591,693
	3,000,000	Franklin Plaza Mezz LLC First Lien Term Loan, 10.553% (SOFR+600 basis points), 5/1/2026[3,6]	3,002,873
	6,000,000	Henderson Park Real Estate Fund I US LP First Lien Term Loan, 10.580% (SOFR+525 basis points), 6/1/2026[3,6,9]	5,955,699
	2,492,383	HSRE-CapMed DC, LLC First Mortgage Term Loan, 9.031% (SOFR+450 basis points), 11/3/2026[3,6,9]	2,492,383
	11,011,155	MDR Hotels, LLC First Lien Term Loan, 10.953% (SOFR+540 basis points), 11/12/2027[3,6,9]	11,007,961
EUR	1,500,000	Omdus Holding B.V. Unitranche Term Loan, 8.233% (EURIBOR+555 basis points), 6/27/2029[3,6,10]	1,553,760
	1,671,566	Peebles El Ad Tribeca Mezz LLC Mezzanine Term Loan, 12.440% (SOFR+788 basis points), 6/1/2026[3,6]	1,671,566
			29,875,935
		SOFTWARE — 14.7%
		1WS Intermediate, Inc.
	19,193	First Lien Delay Draw, 9.077% (SOFR+475 basis points), 7/8/2025[3,6,9]	19,193
	717,270	First Lien Term Loan, 9.535% (SOFR+475 basis points), 7/8/2025[3,6,9]	717,270
	3,000,000	Alpine Merger Sub, Inc. First Lien Term Loan, 9.579% (SOFR+525 basis points), 6/21/2029[3,6,9]	3,007,537
	2,969,692	Apryse Software, Inc. First Lien Term Loan, 9.585% (SOFR+500 basis points), 7/15/2027[3,6]	2,972,204
		Arrow Buyer, Inc.
	804,375	First Lien Term Loan, 10.079% (SOFR+575 basis points), 6/30/2030[3,6]	793,217
	187,102	First Lien Delay Draw, 10.079% (SOFR+575 basis points), 6/30/2030[3,6,8]	51,139
		BNP Associates, Inc.
	342,466	First Lien Revolver, 0.500%, 8/19/2030[6,7]	(2,423)
	4,657,534	First Lien Term Loan, 9.829% (SOFR+550 basis points), 8/19/2030[3,6]	4,624,582
	497,391	Boxer Parent Co., Inc. First Lien Term Loan, 8.264% (SOFR+375 basis points), 7/30/2031[2,3]	502,111
	1,000,000	Cardinal Parent, Inc. First Lien Term Loan, 12.250%, 1/25/2027[6]	984,231
		Delight Bidco SAS
EUR	1,136,842	Unitranche Delay Draw, 8.412% (EURIBOR+550 basis points), 1/23/2031[3,6,8,9,10]	315,110
EUR	1,563,158	Unitranche Term Loan, 8.562% (EURIBOR+550 basis points), 1/23/2031[3,6,9,10]	1,590,406
		Enverus Holdings, Inc.
	88,803	First Lien Delay Draw, 1.000%, 12/24/2029[6,7]	2,292
	1,762,741	First Lien Term Loan, 9.857% (SOFR+550 basis points), 12/24/2029[3,6]	1,795,008

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		SOFTWARE (Continued)
	$135,135	First Lien Revolver, 9.857% (SOFR+550 basis points), 12/24/2029[3,6,8]	$8,626
	5,977,500	Evergreen IX Borrower 2023, LLC Unitranche Term Loan, 9.079% (SOFR+475 basis points), 9/30/2030[3,6]	5,934,490
	1,985,000	Finastra USA, Inc. First Lien Term Loan, 11.645% (SOFR+725 basis points), 9/13/2029[3,6]	2,000,140
	2,976,556	GS AcquisitionCo, Inc. First Lien Term Loan, 9.579% (SOFR+525 basis points), 5/25/2028[3,6]	2,976,556
		HSI Halo Acquisition, Inc.
	550,459	First Lien Revolver, 0.500%, 6/28/2030[6,7]	(1,437)
	825,688	First Lien Delay Draw, 9.357% (SOFR+500 basis points), 6/30/2031[3,6,8]	144,377
	4,623,853	First Lien Term Loan, 9.585% (SOFR+500 basis points), 6/30/2031[3,6]	4,611,786
		Icefall Parent, Inc.
	260,870	First Lien Revolver, 0.500%, 1/25/2030[6,7]	—
	2,739,130	First Lien Term Loan, 10.857% (SOFR+650 basis points), 1/25/2030[3,6]	2,739,804
	3,482,500	Metropolis Technologies, Inc. First Lien Term Loan, 10.457% (SOFR+600 basis points), 5/16/2031[3,6]	3,482,667
	982,500	NF HoldCo LLC First Lien Term Loan, 11.104% (SOFR+650 basis points), 4/2/2029[3,6,9]	979,712
	738,760	OSP Hamilton Purchaser LLC First Lien Term Loan, 9.835% (SOFR+525 basis points), 12/28/2029[3,6,9]	742,469
GBP	672,484	Proactis Holdings Limited First Lien Term Loan, 6.800% (SONIA+375 basis points), PIK Rate 6.65%, 8/16/2029[3,6,9,10,11]	839,430
	1,000,000	Rocket Software, Inc. First Lien Term Loan, 9.082% (SOFR+475 basis points), 11/28/2028[2,3]	1,008,690
	1,000,000	Serrano Parent, LLC First Lien Term Loan, 10.920% (SOFR+650 basis points), 5/13/2030[3,6]	1,002,984
		Togetherwork Holdings, LLC
	6,840,000	First Lien Term Loan, 9.357% (SOFR+500 basis points), 5/19/2031[3,6]	6,832,314
	1,142,857	First Lien Delay Draw, 9.357% (SOFR+500 basis points), 5/19/2031[3,6,8]	177,430
	968,912	Vital Buyer, LLC First Lien Term Loan, 9.966% (SOFR+550 basis points), 6/1/2028[3,6,9]	961,864
	3,000,000	Zoro Merger Sub, Inc. First Lien Term Loan, 9.327% (SOFR+500 basis points), 11/22/2028[3,6,9]	2,998,828
			54,812,607
		SPECIALTY RETAIL — 0.7%
		Bestop, Inc.
	305,530	First Lien Delay Draw, 1.000%, 3/29/2029[6,7]	(2,594)
	2,178,011	First Lien Term Loan, 9.579% (SOFR+525 basis points), 3/29/2029[3,6]	2,159,519
	88,500	Hanesbrands, Inc. First Lien Term Loan, 8.182% (SOFR+375 basis points), 3/8/2030[2,3]	89,385

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		SPECIALTY RETAIL (Continued)
	$249,375	Staples, Inc. First Lien Term Loan, 10.177% (SOFR+575 basis points), 9/10/2029[2,3]	$238,972
			2,485,282
		TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
EUR	5,000,000	Sumup Holdings Luxembourg First Lien Delay Draw, 9.500% (EURIBOR+650 basis points), 5/23/2031[3,6,8,10]	4,097,451

		TEXTILES, APPAREL & LUXURY GOODS — 0.6%
		BPCP NSA Intermedco, Inc.
	1,909,012	First Lien Term Loan, 9.107% (SOFR+475 basis points), 5/17/2030[3,6]	1,909,012
	521,657	First Lien Delay Draw, 9.107% (SOFR+475 basis points), 5/17/2030[3,6,8]	90,035
	59,302	First Lien Delay Draw, 9.116% (SOFR+475 basis points), 5/17/2030[3]	59,302
	250,000	Chinos Intermediate 2 LLC First Lien Term Loan, 10.338% (SOFR+600 basis points), 9/29/2031[2,3]	253,750
			2,312,099
		TRADING COMPANIES & DISTRIBUTORS — 1.0%
		Ambient Enterprises Holdco LLC
	297,872	First Lien Revolver, 0.500%, 12/7/2029[6,7]	(5,213)
	3,810,016	First Lien Term Loan, 10.079% (SOFR+575 basis points), 6/28/2030[3,6]	3,743,341
	532,766	First Lien Delay Draw, 10.079% (SOFR+600 basis points), 6/28/2030[3,6,8]	(3,818)
			3,734,310
		TRANSPORTATION INFRASTRUCTURE — 0.3%
	1,400,000	FB FLL Aviation LLC First Lien Delay Draw, 11.573% (SOFR+700 basis points), 7/19/2028[3,6,8]	1,184,300
		TOTAL CORPORATE LOANS
		(Cost $335,507,952)	336,425,533

		INTERNATIONAL BONDS — 1.7%
		CAPITAL MARKETS — 1.7%
	6,250,000	BNP Paribas 9.829% (EURIBOR+800 basis points), 9/26/2031[3,10]	6,474,000
		TOTAL INTERNATIONAL BONDS
		(Cost $6,986,362)	6,474,000

Number of Shares
INVESTMENT COMPANIES / ETFS — 2.0%
FIXED INCOME — 2.0%
142,844	Franklin Senior Loan ETF	3,466,110

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES / ETFS (Continued)
	FIXED INCOME (Continued)
190,594	Invesco Senior Loan ETF	$4,015,815
		7,481,925
	TOTAL INVESTMENT COMPANIES / ETFS
	(Cost $7,493,631)	7,481,925
	PREFERRED STOCKS — 2.2%
	BUILDING PRODUCTS — 0.6%
2,105,073	Great Day Global, LLC 10.50% 1/31/2028[4,6]	2,092,681

	COMMERCIAL SERVICES & SUPPLIES — 0.3%
961	World Water Works, Inc. 17.00% 7/3/2029[4,6]	996,862

	SOFTWARE — 1.3%
4,759	Netskope, Inc. 3.00% 8/1/2029[4,6]	4,998,969
	TOTAL PREFERRED STOCKS
	(Cost $8,015,110)	8,088,512
	WARRANTS — 0.0%
	CAPITAL MARKETS — 0.0%
6,144	Betterment Holdings, Inc. Exercise Price $0.01, Expiration 10/6/2033[6,9]	17,826

	COMMERCIAL SERVICES & SUPPLIES — 0.0%
206	World Water Works, Inc. Exercise Price $0.01, Expiration 7/3/2034[6]	34,505

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0%
375	Opus Group AB Exercise Price $0.01, Expiration 5/31/2034[6]	—
50	Opus Inspection, Inc. Exercise Price $0.01, Expiration 5/31/2034[6]	—
		—
	FINANCIAL SERVICES — 0.0%
1,681,901	CFT Clear Finance Technology Corp. Exercise Price $0.01, Expiration 10/3/2035[6]	24,895

	HEALTH CARE TECHNOLOGY — 0.0%
98,849	Honor Technology, Inc. Exercise Price $0.01, Expiration 5/30/2034[6]	74,082
	TOTAL WARRANTS
	(Cost $0)	151,308

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	SUBORDINATED DEBT — 1.7%
	CAPITAL MARKETS — 0.8%
$3,000,000	Sagittarius Holdings, Ltd. Unsecured / Mezz Delayed Draw, 10.908% (SOFR+650 basis points), 12/23/2027[3,6]	$3,000,000

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
1,041,751	AMG Investment Holdings IV LLC Unsecured / Mezz Delayed Draw, 24.000%, PIK Rate 2.25%, 8/13/2028[6,11]	1,025,898

	FINANCIAL SERVICES — 0.6%
2,000,000	Blue Owl Technology Income Corp. Unsecured / Mezz Delayed Draw, 9.382% (SOFR+475 basis points), 1/15/2029[3,6]	2,115,569
	SUBORDINATED DEBT
	(Cost $6,066,254)	6,141,467

Number of Shares
	PRIVATE INVESTMENT FUNDS — 11.8%
	CAPITAL MARKETS — 0.9%
N/A	BSOF SRT Parallel Onshore Fund L.P.[12,13]	887,036
N/A	Eagle Point SRT Co-Invest I LP12,13	953,323
N/A	Landmark Acquisition Fund 57 Wrigley LP12,13	1,641,868
		3,482,227
	FINANCIAL SERVICES — 7.5%
N/A	Bridgepoint Credit Opportunities III "A" LP12,13	1,170,611
N/A	CCS Co-Investment Vehicle 1 LP Incorporated[12,13]	2,062,145
N/A	CCS Co-Investment Vehicle 2 LP Incorporated[12,13]	5,672,076
N/A	Dawson Portfolio Finance 5 LP12,13	487,449
N/A	Sima Holdings LP12,13	7,889,056
211,573	T. Rowe Price OHA Select Private Credit Fund[13]	5,876,829
192,994	TPG Twin Brook Capital Income Fund[13]	4,897,488
		28,055,654
	PASSENGER AIRLINES — 1.1%
N/A	ACM ASOF VIII 757 Feeder LLC[12,13]	1,668,586
N/A	CL-EA Co-Investment Opportunities I, L.P.[12,13]	2,220,973
		3,889,559
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.3%
N/A	BP Holdings Zeta LP12,13	2,034,920
N/A	Locust Point Senior Mortgage Fund, L.P.[12,13]	6,439,767
		8,474,687
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $39,717,133)	43,902,127

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 4.8%
17,872,272	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Share Class, 4.43%[14]	$17,872,272
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,872,272)	17,872,272
	TOTAL INVESTMENTS — 115.5%
	(Cost $424,756,651)	429,615,333
	Liabilities Less Other Assets — (15.5)%	(57,771,584)
	NET ASSETS — 100.0%	$371,843,749

USD – United States Dollar
SEK – Swedish Krona
EUR– Euro
GBP–Pound Sterling
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
EURIBOR – Euro Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
SPV – Special Purpose Vehicle
US – United States

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,078,189, which represents 0.83% of the total net assets of the Fund.
[2]	Callable.
[3]	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4]	Non-income producing.
[5]	Variable rate security. Rate shown is the rate in effect as of period end.
[6]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 86.22% of Net Assets. The total value of these securities is $320,613,992.
[7]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See notes for additional information.
[8]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See notes for additional information.
[9]	This investment was made through a participation. Please see notes for a description of loan participations.
[10]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[11]	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
[12]	Private investment company does not issue shares or units.
[13]	Investment valued using net asset value per share as practical expedient.
[14]	The rate is the annualized seven-day yield at period end.

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				CURRENCY	VALUE AT	VALUE AT	UNREALIZED
SALE	SETTLEMENT		CURRENCY	AMOUNT	SETTLEMENT	DECEMBER 31,	APPRECIATION
CONTRACTS	DATE	COUNTERPARTY	EXCHANGE	SOLD	DATE	2024	(DEPRECIATION)
EUR	1/15/2025	Bank of New York	EUR per USD	22,982,879	24,157,993	23,821,268	336,725
GBP	1/15/2025	Bank of New York	GBP per USD	5,972,586	7,586,260	7,476,012	110,248
SEK	1/15/2025	Bank of New York	SEK per USD	22,074,095	2,013,126	1,996,785	16,341
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$33,757,379	$33,294,065	$463,314

See accompanying Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (Unaudited)

Note 1 - Significant Accounting Policies

Valuation of Investments

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services—Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Valuation of Investments

The Fund's net asset value (“NAV”) per Share is determined daily by the Advisor as of the close of business on each day the New York Stock Exchange ("NYSE") is open for trading or at such other times as the Board may determine. In accordance with the procedures approved by the Board, the NAV per outstanding Share of beneficial interest is determined, on a class-specific basis, by dividing the value of total assets minus liabilities by the total number of Shares outstanding.

The Board has designated the Advisor as its Valuation Designee to perform fair valuation determinations for the Fund with respect to all Fund investments. The Board oversees the Advisor in its role as Valuation Designee and has approved valuation policy for the Fund (the "Valuation Policy") and the Advisor's valuation procedures (the "Valuation Procedures"). The Advisor, as Valuation Designee, has formed a separate valuation committee (the "Valuation Committee") for determining the fair value of the Fund's investments. The Valuation Committee oversees the implementation of the Valuation Procedures and may consult with representatives from the Fund's outside legal counsel or other third-party consultants in their discussions and deliberations. The Valuation Committee is composed of individuals affiliated with the Advisor.

The Advisor, including through the Valuation Committee, conducts the valuation determinations, provides primary day-to-day oversight of valuation of the Fund's investments and acts in accordance with the Valuation Procedures as approved by the Board. The Fund's investment portfolio is valued in accordance with the Valuation Policies and Valuation Procedures.

The Advisor values securities/instruments traded in active markets on the measurement date by multiplying the closing price of such traded securities/instruments by the quantity of shares or amount of the instrument held. The Advisor values securities/instruments that are not actively traded but whose fair value can be determined based on other observable market data using a price determined by an approved independent pricing vendor.

For securities/instruments with significant unobservable fair value inputs, the valuation approach may vary by security/instrument but may include discounted cash flow analysis, comparable public market valuations and comparable transaction valuations. Factors that might materially impact the value of an investment (e.g., operating results, financial condition, achievement of milestones, economic and/or market events and recent sales prices) may be considered. The factors and methodologies used for the valuation of such securities/instruments are not necessarily an indication of the risks associated with investing in those securities/instruments nor can it be assured that the Fund can realize the fair value assigned to a instrument/security if it were to sell the instrument/security. Because such valuations are inherently uncertain, they often reflect only periodic information received by the Advisor about such companies' financial condition and/or business operations, which may be on a lagged basis and therefore fluctuate over time and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these instruments/securities existed.

The Advisor may engage one or more independent valuation firms to perform procedures, including providing input about calculation models or providing assurance on the concluded fair values for individual investments held by the Fund. Such independent third-party pricing services and independent third-party valuation services may be utilized by the Advisor to verify valuation models pursuant to the Fund's valuation policy at such timing intervals as the Advisor may deem appropriate.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – DECEMBER 31, 2024

Notes to Consolidated Schedule of Investments (Unaudited)

Primary and secondary investments in private markets funds are generally valued based on the latest NAV reported by the third-party fund manager. If the NAV of an investment in a private markets fund is not available at the time the Fund is calculating its NAV, the Fund will review any cash flows since the reference date of the last NAV for a private markets fund received by the Fund from a third-party manager until the determination date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the NAV as reported by the third-party fund manager.

Notwithstanding the above, managers of primary and secondary investments in private markets funds may adopt a variety of valuation bases and provide differing levels of information where there will generally be no liquid markets for such investments. Consequently, there are inherent difficulties in determining the fair value that cannot be eliminated. None of the Valuation Committee, the Board, the Advisor or the Sub-Advisor will be able to confirm independently the accuracy of valuations provided by these investments in private market funds (which are generally unaudited). Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair value of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

If the Advisor reasonably believes an opinion from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Advisor's Valuation Committee will determine a good-faith fair valuation for the impacted investment. The Advisor's Valuation Committee, who is solely responsible for the determination of the fair value of the investments, will consider all available information at its disposal prior to making a valuation determination, including information or opinions from third-party firms.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after the Fund’s Consolidated Schedule of Investments.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Private Investment Funds

The Fund may also invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1) 3(c)(5)(C) or 3(c)(7) of the Investment Company Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of the private investment fund's shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – DECEMBER 31, 2024

Notes to Consolidated Financial Statements (Unaudited)

Subsequent closings for closed-end private investment funds afford such funds the option to launch the fund as soon as they have secured enough soft commitments and allow the general partner to increase the speed of the fund to take advantage of investments in the market. Rebalancing or equalization occurs each time capital is called after each subsequent closing has occurred and is the process of truing-up all investors as if they had joined the fund during the initial closing.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, counterparties, debt agents, borrowers, private investment funds, or other parties and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from parties with whom it conducts business.

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received. As of December 31, 2024, the Fund received $128,739 in commitment fees. As of December 31, 2024, the Fund had unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount of $28,620,363 and a Fair Value amount of $(285,883) representing (0.10)% of net assets. The negative fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.

BORROWER	TYPE	PRINCIPAL AMOUNT	FAIR VALUE
Accordion Partners LLC	First Lien Delay Draw	$908,478	$(3,179)
Accordion Partners LLC	First Lien Revolver	608,696	(5,163)
Altissimum	First Lien Delay Draw	642,834	(26,717)
Ambient Enterprises Holdco LLC	First Lien Delay Draw	527,261	(4,654)
Ambient Enterprises Holdco LLC	First Lien Revolver	297,872	(5,213)
Arrow Buyer, Inc.	First Lien Delay Draw	133,367	(856)
Associations, Inc.	First Lien Delay Draw	239,733	4,384
Associations, Inc.	First Lien Revolver	115,286	-
Badge 21 Midco Holdings LLC	First Lien Delay Draw	2,067,708	(6,799)
Badge 21 Midco Holdings LLC	First Lien Revolver	833,333	(8,970)
Bestop, Inc.	First Lien Delay Draw	305,530	(2,594)
Blue Point Capital Partners (NSA)	First Lien Delay Draw	431,622	3,262
BNP Associates, Inc.	First Lien Revolver	342,466	(2,423)
Clarience Technologies LLC	Unitranche Delay Draw	266,667	4,310

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – DECEMBER 31, 2024

Notes to Consolidated Schedule of Investments (Unaudited)

Clarience Technologies LLC	Unitranche Revolver	266,667	-
Delight Bidco SAS	Unitranche Delay Draw	841,548	(43,454)
Diamond Sport Finance	First Lien Revolver	1,050,000	(9,450)
ECP GOM III, LLC	First Lien Delay Draw	735,294	(3,617)
Enverus Holdings, Inc.	First Lien Delay Draw	88,137	2,292
Enverus Holdings, Inc.	First Lien Revolver	126,510	-
Ers Holdings LLC	First Lien Delay Draw	2,000,000	-
FB FLL Aviation LLC	First Lien Delay Draw	200,000	(2,243)
Freya US Finco LLC	First Lien Delay Draw	245,614	2,945
Gerson Lehrman Group, Inc.	First Lien Revolver	143,819	723
HSI Halo Acquisition, Inc.	First Lien Delay Draw	679,156	1,632
HSI Halo Acquisition, Inc.	First Lien Revolver	550,459	(1,437)
Icefall Parent, Inc.	First Lien Revolver	260,870	-
Knpak Intermediate III Limited	First Lien Delay Draw	1,086,891	(25,944)
Knpak Intermediate III Limited	First Lien Revolver	250,644	(4,958)
Landscape Workshop, LLC	First Lien Delay Draw	124,547	(824)
LJ Avalon Holdings LLC	First Lien Delay Draw	86,227	(493)
LJ Avalon Holdings LLC	First Lien Revolver	110,837	(633)
Medical Device, Inc.	First Lien Revolver	55,556	-
More Cowbell II LLC	First Lien Delay Draw	108,068	(118)
More Cowbell II LLC	First Lien Revolver	84,930	(729)
Nordic Climate Group	First Lien Delay Draw	229,626	(11,544)
Norvax LLC	First Lien Revolver	549,020	(19,216)
Novel Mezzanine Borrower LLC	Mezzanine Delay Draw	200,000	(3,995)
NRO Holdings III Corp.	First Lien Delay Draw	1,272,857	(5,637)
NRO Holdings III Corp.	First Lien Revolver	548,571	(7,891)
OSR Intermediate LLC	First Lien Delay Draw	528,000	2,048
OSR Intermediate LLC	First Lien Revolver	426,667	(2,628)
Par Excellence Holdings, Inc.	First Lien Revolver	937,500	(6,178)
Ready Term Holdings, LLC	First Lien Delay Draw	527,115	(5,904)
Revelstoke Bidco Limited	First Lien Delay Draw	368,441	4,522
Riptide Parent LLC	First Lien Revolver	408,163	(4,545)
Salamanca Infrastructure LLC	First Lien Delay Draw	413,165	(3,168)
Salute Mission Critical LLC	First Lien Revolver	135,364	(1,664)
Scottsdale Plaza Resort & Villas	First Lien Delay Draw	944,967	(11,331)
Southern Graphics Inc.	First Lien Revolver	300,000	(2,326)
Southland Holdings LLC	First Lien Delay Draw	222,222	(1,630)
Sumup Holdings Luxembourg	First Lien Delay Draw	1,070,155	(36,633)
Titan Group NL B.V.	First Lien Delay Draw	651,395	(16,573)
Togetherwork Holdings, LLC	First Lien Delay Draw	964,143	6,194
USIC Holdings, Inc.	First Lien Delay Draw	229,805	803
USIC Holdings, Inc.	First Lien Revolver	413,836	(2,554)
Zorro Midco 2 Limited	First Lien Delay Draw	462,724	(15,112)
	Total:	$28,620,363	$(285,883)

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – DECEMBER 31, 2024

Notes to Consolidated Financial Statements (Unaudited)

Note 2 - Fair Value of Investments

Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Vehicles measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy, however these amounts are shown in the table below under Net Asset Value in order to reconcile back to the Consolidated Schedule of Investments.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the investment. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2024:

	LEVEL 1	LEVEL 2	LEVEL 3	NET ASSET VALUE	TOTAL
Assets:
Investments, at fair value
Asset Backed Securities	$-	$3,078,189	$-	$-	$3,078,189
Corporate Loans	-	30,192,828	306,232,705	-	336,425,533
Exchange Traded Funds	7,481,925	-	-	-	7,481,925
International Bond	-	6,474,000	-	-	6,474,000
Preferred Stocks	-	-	8,088,512	-	8,088,512
Private Investment Vehicles	-	-	-	43,902,127	43,902,127
Subordinated Debt	-	-	6,141,467	-	6,141,467
Warrants	-	-	151,308	-	151,308
Short-Term Investments	17,872,272	-	-	-	17,872,272
Total Investments, at fair value	$25,354,197	$39,745,017	$320,613,992	$43,902,127	$429,615,333

Assets:
Other Financial Instruments
Forward Contracts	$-	$463,314	$-	$-	$463,314
Total Assets:	$25,354,197	$40,208,331	$320,613,992	$43,902,127	$430,078,647

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – DECEMBER 31, 2024

Notes to Schedule of Investments (Unaudited)

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended December 31, 2024:

	CORPORATE LOANS	PREFERRED STOCK	SUBORDINATED DEBT	WARRANT
Balance as of March 31, 2024:	$101,212,164	$-	$6,011,233	$27,782
Transfers In	-		-	-
Transfers Out	-		-	-
Purchases	298,660,874	8,015,110	17,384	-
Sales/Paydowns	(95,320,207)	-	-	-
Realized Gains (Losses)	620,155	-	-	-
Accretion	354,945	-	(5,714)	-
Change in Unrealized Appreciation (Depreciation)	704,774	73,402	118,564	123,526
Balance as of December 31, 2024:	$306,232,705	$8,088,512	$6,141,467	$151,308

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – DECEMBER 31, 2024